================================================================================

                          MISSISSIPPI OPPORTUNITY FUND
                          ----------------------------


                                  ANNUAL REPORT
                                February 28, 1999


     INVESTMENT ADVISOR                                   ADMINISTRATOR
     ------------------                                   -------------
VECTOR MONEY MANAGEMENT, INC.                    COUNTRYWIDE FUND SERVICES, INC.
       4266 I-55 North                                  312 Walnut Street
          Suite 102                                       P.O. Box 5354
      Jackson, MS 39211                            Cincinnati, Ohio 45201-5354
       1.601.981.1773                                     1.800.543.8721

================================================================================

                        The Mississippi Opportunity Fund
--------------------------------------------------------------------------------

Investment Advisor                                   Shareholder Service
Vector Money Management, Inc.                        P.O. Box 5354
4266 I-55 North, Suite 102                           Cincinnati, Ohio 45201-5354
Jackson, Mississippi 39211                           (800) 543.8721

April 19, 1999

Dear Fellow Shareholder,

The fiscal year 1999 was an extraordinary one for the financial markets. It was pivotal in the sense that the old threat of inflation gave way to a new reality of deflation. The catalyst for this dramatic change of perspective was the default by Russia in late August on much of their government debt. The collapsing price of oil, Russia's primary source of hard currency, forced their hand and put severe stress on other oil exporting nations as well as energy companies worldwide. The world's central bankers reacted by providing some relief in the form of lower short-term interest rates.

The deflation that hammered Russia and the oil sector also had a negative impact on the farm belt, where agricultural prices dropped across the board during the period. In addition, fiscal 1999 saw another year where large capitalization stocks dramatically outperformed small and mid-capitalization stocks. The Russell 2000 Index (down 14.00%) trailed the S&P 500 Index (up 19.74%) by 33.74% during the course of the year. While The Mississippi Opportunity Fund performed extremely well in 1997 and through spring 1998, it was doubly challenged the remainder of the fiscal year by the difficult environment for both commodity-based industries and mid/small capitalization stocks. The Fund ended the fiscal year down 18.57%. Twenty-one of the twenty-three companies headquartered in Mississippi saw their equity share price decline during 1998.

Technology was the bright spot, with WorldCom's successful acquisition of MCI, SkyTel's continuing progress with advanced messaging and Delta & Pine Land's continuing advances in biotechnology.

Sincerely,

/s/ Ashby M. Foote III

Ashby M. Foote III
President
Vector Money Management

          Comparison of the Change in Value of a $10,000 Investment in the Mississippi Opportunity Fund, the S&P 500 Index and the Russell 2000 Index

               MISSISSIPPI         S&P 500 INDEX:         RUSSELL 2000 INDEX:
            OPPORTUNITY FUND:   (w/ reinvested divds)    (w/ reinvested divds)
            -----------------   ---------------------    ---------------------

02/28/99         $12,967               $26,618                  $15,830

Past performance is not predictive of future performance.

                          ----------------------------
                          Mississippi Opportunity Fund
                          Average Annual Total Returns

                          1 Year      Since Inception*
                          (21.42)%          6.88%
                          ----------------------------

* Fund inception was April 4, 1995

                          MISSISSIPPI OPPORTUNITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               February 28, 1999


ASSETS:
      Investment securities, at market value (cost $2,904,255)        $3,280,867
      Dividends receivable                                                 1,606
      Receivable for capital shares sold                                      48
      Receivable from Advisor                                              9,216
      Organization expenses, net (note 1)                                  9,829
      Other assets                                                         2,828
                                                                      ----------
           TOTAL ASSETS                                                3,304,394
                                                                      ----------
LIABILITIES:
      Bank overdraft                                                       7,158
      Covered call options, at market value                               57,250
           (premiums received $30,314) (note 4)
      Payable for capital shares redeemed                                  4,000
      Payable to affiliates (note 3)                                      57,177
      Other accrued expenses and liabilities                              20,343
                                                                      ----------
           TOTAL LIABILITIES                                             145,928
                                                                      ----------

NET ASSETS                                                            $3,158,466
                                                                      ==========
NET ASSETS CONSIST OF:
      Paid-in capital                                                 $2,781,400
      Accumulated net realized gains from
           security transactions                                          27,390
      Net unrealized appreciation on investments                         349,676
                                                                      ----------
           NET ASSETS                                                 $3,158,466
                                                                      ==========
Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                         238,573
                                                                      ==========

Net asset value and redemption price per share (note 1)               $    13.24
                                                                      ==========

Maximum offering price per share (note 1)                             $    13.72
                                                                      ==========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended February 28, 1999


INVESTMENT INCOME:
       Dividends                                                      $  34,963
                                                                      ---------

EXPENSES:
       Investment advisory fees (note 3)                                 34,546
       Accounting services fees (note 3)                                 24,000
       Trustees' fees and expenses                                       22,401
       Distribution expense (note 3)                                     19,752
       Professional fees                                                 13,865
       Transfer agent fees (note 3)                                      12,000
       Administrative fees (note 3)                                      12,000
       Insurance expense                                                 11,257
       Amortization of organization expenses (note 1)                     9,074
       Postage and supplies                                               5,902
       Custodian fees                                                     4,652
       Shareholder report costs                                           4,082
       Registration fees                                                  1,285
       Pricing costs                                                      1,251
                                                                      ---------
            TOTAL EXPENSES                                              176,067
       Fees waived and expenses reimbursed by the Advisor (note 3)      (92,121)
                                                                      ---------
            NET EXPENSES                                                 83,946
                                                                      ---------

NET INVESTMENT LOSS                                                     (48,983)
                                                                      ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
       Net realized gains from security transactions                     96,243
       Net realized losses from option contracts written                (68,870)
       Net decrease in unrealized appreciation on investments          (868,229)
                                                                      ---------
            NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS          (840,856)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $(889,839)
                                                                      =========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                 For the Years Ended February 28, 1999 and 1998

                                                                             YEAR            YEAR
                                                                            ENDED           ENDED
                                                                        FEB. 28, 1999   FEB. 28, 1998
                                                                        -------------   -------------
FROM OPERATIONS:
    Net investment loss                                                  $   (48,983)    $   (36,000)
    Net realized gains (losses) on:
         Security transactions                                                96,243         (10,559)
         Option contracts written                                            (68,870)         12,869
    Net increase (decrease) in unrealized appreciation on investments       (868,229)      1,012,122
                                                                         -----------     -----------
         NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              (889,839)        978,432
                                                                         -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized gains, Class A                                          (2,309)        (10,117)
    From net realized gains, Class C                                              --          (3,925)
                                                                         -----------     -----------
         DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS            (2,309)        (14,042)
                                                                         -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
CLASS A:
    Proceeds from shares sold                                                948,401         589,562
    Net asset value of shares issued in
         reinvestment of distributions to shareholders                         2,267           9,839
    Net asset value of shares converted from Class C (note 1)                     --       1,077,120
    Payment for shares redeemed                                             (900,544)       (185,908)
                                                                         -----------     -----------
         NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS           50,124       1,490,613
                                                                         -----------     -----------
CLASS C:
    Proceeds from shares sold                                                     --         126,494
    Net asset value of shares issued in
         reinvestment of distributions to shareholders                            --           3,477
    Net asset value of shares converted to Class A (note 1)                       --      (1,077,120)
    Payment for shares redeemed                                                   --          (6,352)
                                                                         -----------     -----------
         NET DECREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS               --        (953,501)
                                                                         -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (842,024)      1,501,502

NET ASSETS:
    Beginning of year                                                      4,000,490       2,498,988
                                                                         -----------     -----------
    End of year                                                          $ 3,158,466     $ 4,000,490
                                                                         ===========     ===========

SUMMARY OF CAPITAL SHARE ACTIVITY:
CLASS A:
    Shares sold                                                               59,013          40,778
    Shares issued in reinvestment of distributions to shareholders               158             624
    Shares converted (note 1)                                                     --          66,203
    Shares redeemed                                                          (66,510)        (15,679)
                                                                         -----------     -----------
    Net increase (decrease) in shares outstanding                             (7,339)         91,926
    Shares outstanding, beginning of year                                    245,912         153,986
                                                                         -----------     -----------
    Shares outstanding, end of year                                          238,573         245,912
                                                                         ===========     ===========

CLASS C:
    Shares sold                                                                   --           8,656
    Shares issued in reinvestment of distributions to shareholders                --             223
    Shares converted (note 1)                                                     --         (67,152)
    Shares redeemed                                                               --            (430)
                                                                         -----------     -----------
    Net decrease in shares outstanding                                            --         (58,703)
    Shares outstanding, beginning of year                                         --          58,703
                                                                         -----------     -----------
    Shares outstanding, end of year                                               --              --
                                                                         ===========     ===========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                                  FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 29,
                                                                      1999             1998             1997           1996 (A)
                                                                  -----------      -----------      -----------      -----------
NET ASSET VALUE AT BEGINNING OF PERIOD                            $     16.27      $     11.78      $     11.22      $     10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                                                (0.21)           (0.13)           (0.10)           (0.03)
     Net realized and unrealized gains (losses) on investments          (2.81)            4.68             0.76             1.27
                                                                  -----------      -----------      -----------      -----------
         TOTAL FROM INVESTMENT OPERATIONS                               (3.02)            4.55             0.66             1.24
                                                                  -----------      -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gains from security transactions                 (0.01)           (0.06)           (0.10)           (0.02)
                                                                  -----------      -----------      -----------      -----------

NET ASSET VALUE AT END OF PERIOD                                  $     13.24      $     16.27      $     11.78      $     11.22
                                                                  ===========      ===========      ===========      ===========

TOTAL RETURN (B)                                                     (18.57)%           38.64%            5.92%           12.41%
                                                                  ===========      ===========      ===========      ===========

NET ASSETS AT END OF PERIOD                                       $ 3,158,466      $ 4,000,490      $ 1,813,797      $ 1,448,527
                                                                  ===========      ===========      ===========      ===========
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursements and waived fees                      4.46%            4.88%            5.29%            6.90%(C)
     After expense reimbursements and waived fees (note 3)              2.13%            2.12%            2.11%            2.12%(C)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS                    (1.24)%          (1.03)%          (4.08)%          (5.20)%(C)

PORTFOLIO TURNOVER RATE                                                   19%              14%              15%               7%

(A) Represents the period from the commencement of operations (April 4, 1995) through February 29, 1996.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Annualized.

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1999

                                                                       Market
    Shares                                                              Value
    ------                                                              -----
             COMMON STOCKS - 102.5%
             UTILITIES - 21.0%
     8,050     MCI WorldCom, Inc. (a)(b)                             $  664,125
                                                                     ----------

             CONSUMER, CYCLICAL - 19.0%
    22,000     Back Yard Burgers, Inc. (a)                               44,000
     5,000     Cavalier Homes, Inc.                                      50,000
     4,000     Chromcraft Revington, Inc. (a)                            57,250
     2,000     Cooper Tire and Rubber Co.                                39,500
     6,125     Fred's, Inc.                                              85,750
     1,000     Furniture Brands International, Inc. (a)                  21,375
     1,000     Leggett & Platt, Inc.                                     20,938
     2,500     Master Graphics, Inc. (a)                                 15,312
     4,000     Saks, Inc. (a)                                           143,750
     2,250     Southwest Airlines, Inc.                                  67,781
     6,000     Stein Mart, Inc. (a)                                      54,750
                                                                     ----------
                                                                        600,406
                                                                     ----------

             TECHNOLOGY - 15.1%
       750     Nichols Research Corp. (a)                                13,219
     1,000     Powertel, Inc. (a)                                        13,000
    20,000     SkyTel Communications, Inc. (a)(b)                       360,000
     1,000     Texas Instruments, Inc. (b)                               89,187
                                                                     ----------
                                                                        475,406
                                                                     ----------

             FINANCIAL SERVICES - 13.2%
     2,800     BancorpSouth, Inc.                                        47,075
     1,500     Community Federal Bancorp, Inc.                           20,250
     1,500     Eastgroup Properties, Inc.                                26,250
     1,170     First American Corp.                                      47,458
     1,150     Hancock Holding Co.                                       52,325
     1,500     Lamar Capital Corp.                                       13,125
     3,000     Parkway Properties, Inc.                                  79,125
     4,000     Trustmark Corp.                                           84,750
     1,000     Union Planters Corp.                                      45,188
                                                                     ----------
                                                                        415,546
                                                                     ----------

             INDUSTRIAL - 10.4%
       700     Cooper Industries, Inc.                                   30,625
     7,000     Delta & Pine Land Co.                                    226,625
    10,000     Halter & Marine Group, Inc. (a)                           40,000
     4,500     KLLM Transport Services, Inc. (a)                         32,625
                                                                     ----------
                                                                        329,875
                                                                     ----------

                          MISSISSIPPI OPPORTUNITY FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1999

                                                                       Market
    Shares                                                              Value
    ------                                                              -----

             CONSUMER, NON-CYCLICAL - 8.9%
     1,000     Baxter International, Inc.                            $   70,375
     4,500     Cal-Maine Foods, Inc.                                     23,625
     1,500     Health Management Associates, Inc. (a)                    19,406
    10,000     PSS World Medical, Inc. (a)                              113,750
     2,000     Sara Lee Corp.                                            54,375
                                                                     ----------
                                                                        281,531
                                                                     ----------

             BASIC MATERIALS - 8.0%
     5,000     ChemFirst, Inc.                                           95,000
       250     Georgia Pacific Corp.                                     18,313
       800     International Paper Co.                                   33,600
     6,000     Mississippi Chemical Corp.                                61,500
     1,000     Quanex Corp.                                              17,500
     1,485     Smurfit-Stone Container Corp. (a)                         26,823
                                                                     ----------
                                                                        252,736
                                                                     ----------

             ENERGY - 6.9%
     8,000     Callon Petroleum Co. (a)                                  75,000
     7,000     Coho Energy, Inc. (a)                                      4,156
    10,000     Friede Goldman International, Inc. (a)                   106,875
     3,600     Rowan Companies, Inc. (a)                                 31,050
                                                                     ----------
                                                                        217,081
                                                                     ----------

             TOTAL COMMON STOCKS - 102.5%                             3,236,706
                 (Cost $2,860,094)                                   ----------


             MONEY MARKET FUNDS - 1.4%
                 Performance Trust Money Market Fund                     44,161
                 (Cost $44,161)                                      ----------

             TOTAL INVESTMENT SECURITIES - 103.9%                     3,280,867
                 (Cost $2,904,255)

             LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%            (122,401)
                                                                     ----------

             NET ASSETS - 100.0%                                     $3,158,466
                                                                     ==========

(a)  Non-income producing security.
(b)  Security covers a call option.

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                        SCHEDULE OF OPEN OPTIONS WRITTEN

                                February 28, 1999

                                                      Market          Option
                                                     Value of        Premiums
Contracts                                             Options        Received
---------                                           ----------      ----------
            COVERED CALL OPTIONS
    20         MCI WorldCom, Inc.,
               03/20/99 at $65                      $   36,250      $    8,531
    20         MCI WorldCom, Inc.,
               03/20/99 at $75                          18,000           9,271
    30         Skytel Communications, Inc.,
               03/20/99 at $25                               0           4,885
    10         Texas Instruments, Inc.,
               04/17/99 at $99                           3,000           7,627
                                                    ----------      ----------

                                                    $   57,250      $   30,314
                                                    ==========      ==========

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999

1.   SIGNIFICANT ACCOUNTING POLICIES

The Mississippi Opportunity Fund is a non-diversified, open-end series of Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on August 12, 1992. The Fund began operations on April 4, 1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in Mississippi, and those companies having a significant presence in the state.

Prior to February 27, 1998, the Fund offered two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 3.50% and a distribution fee of up to 0.50% of average daily net assets) and Class C shares (sold subject to a distribution fee of up to 1% of average daily net assets). On February 27, 1998, all outstanding Class C shares were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a securities exchange are valued based upon the closing price on the principal exchange where the security is traded.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 3.63% of the net asset value (or 3.50% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999

Option transactions -- The Fund may write covered call options for which premiums are received and are recorded as liabilities, and subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Fund's obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written. If the market price of a stock subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation on that security.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of $2,904,255 for portfolio securities and $30,314 for premiums received for covered call options as of February 28, 1999:

        Gross unrealized appreciation.........................  $1,182,068
        Gross unrealized depreciation.........................    (832,392)
                                                                ----------
        Net unrealized appreciation...........................  $  349,676
                                                                ==========

Reclassification of capital accounts -- On February 28, 1999, the Fund reclassified $48,983 of accumulated net investment loss against paid-in capital. The reclassification, a result of permanent differences between financial statement and income tax reporting requirements, had no effect on net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

During the year ended  February 28, 1999,  cost of purchases  and proceeds  from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $816,740 and $730,686, respectively.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Vector Money Management, Inc. (the Advisor), or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund, or of CW Fund Distributors, Inc., the national distributor of the Fund's shares.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.875% of its average daily net assets. The Advisor currently intends to waive its investment advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.125% of average daily net assets. For the year ended February 28, 1999, the Advisor waived its investment advisory fees of $34,546 and reimbursed the Fund $57,575 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% on the Fund's average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.50% of average daily net assets. For the year ended February 28, 1999, the Fund incurred $19,752 of distribution expenses.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999

4.   COVERED CALL OPTIONS

A summary of covered call option contracts during the year ended February 28, 1999 is as follows:

                                                         Number of      Option
                                                         Contracts     Premiums
                                                         ---------     --------
 Options outstanding at beginning of year .............         30     $ 14,361
 Options written ......................................        280       99,932
 Options cancelled in closing purchase transactions ...       (140)     (71,300)
 Options expired ......................................        (90)     (12,679)
                                                          --------     --------
 Options outstanding at end of year ...................         80     $ 30,314
                                                          ========     ========

5.   MANDATORY REDEMPTION OF CAPITAL SHARES

On April 2, 1999, all outstanding capital shares of the Fund were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees on March 22, 1999.

KPMG
[LOGO]

Two Nationwide Plaza                                      Telephone 614-249-2300
Columbus, OH  43215                                       Fax 614-249-2348


                          Independent Auditors' Report
                          ----------------------------


The Board of Trustees and Shareholders
The Maplewood Investment Trust:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Mississippi Opportunity Fund (the Fund), a series of the Maplewood Investment Trust, as of February 28, 1999, and the related statement of operations for the year then ended, statement of changes in net assets for each of the years in the two-year period ended February 28, 1999 and financial highlights for each of the years in the three-year period ended February 28, 1999 and for the period April 4, 1995 (commencement of operations) to February 29, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of the Mississippi Opportunity Fund as of February 28, 1999, and the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period ended February 28, 1999 and financial highlights for each of the years in the three-year period ended February 28, 1999 and for the period April 4, 1995 (commencement of operations) to February 29, 1996 in conformity with generally accepted accounting principles.

As discussed in note 5 to the financial statements, on April 2, 1999, all outstanding capital shares of the Mississippi Opportunity Fund were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees on March 22, 1999.

/s/ KPMG LLP

Columbus, Ohio
April 9, 1999